Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

18. Supplemental Cash Flow Information

Supplemental cash flow information was as follows for the years ended December 31:

	2014	2013	2012
	(In thousands)
Cash payments for interest	$28,338	$78,232	$37,846
Cash payments (refunds) for income taxes	456	407	281